Assets Sold Under Agreements To Repurchase - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets Sold under Agreements to Repurchase [Line Items]
Investment securities available-for-sale Pledged for repurchase agreements	$ 1,737,868,000	$ 2,031,123,000
Pledged securities with creditors' right to repledge	402,591,000	492,183,000
Other assets pledged for repurchase agreements	68,000,000	0
Securities purchased underlying agreements to resell pledged for repurchase agreements	274,000,000	172,000,000
Investment Securities Available For Sale [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Investment securities available-for-sale Pledged for repurchase agreements	$ 1,800,000,000	$ 2,100,000,000